Annual Fund Operating Expenses - Money Market Fund - Money Market Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.15%
Other Expenses	0.12%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	0.27%